Investment Securities Textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Pledged securities	$ 181,836	$ 421,209
Realized Investment Gains (Losses) [Abstract]
Available-for-sale Securities, Gross Realized Gains	4,225	0	15,892
Available-for-sale Securities, Gross Realized Losses	159,043
Unrealized Gain (Loss) on Investments [Abstract]
Number of Debt Securities Held Unrealized Losses	36	31
Number of Debt Securities Held Unrealized Losses Less Than Twelve Months	29
Number of Debt Securities Held Unrealized Losses More Than Twelve Months	7	28
Amount of Unrealized Losses of Debt Securities Rated Investment Grade	4,659	5,355
Debt Securities [Member]
Unrealized Gain (Loss) on Investments [Abstract]
Securities Continuous Unrealized Loss Position, Aggregate Losses	$ 5,886	$ 9,298
Residential CMO securities - nonagency [Member]
Unrealized Gain (Loss) on Investments [Abstract]
Number of Debt Securities Held Unrealized Losses Less Than Twelve Months	14
Number of Debt Securities Held Unrealized Losses More Than Twelve Months	4	24
Residential Collateralized Mortgage Obligations Securities Issued by US Government Sponsored Enterprises [Member]
Unrealized Gain (Loss) on Investments [Abstract]
Number of Debt Securities Held Unrealized Losses Less Than Twelve Months	1
Residential MBS - agency [Member]
Unrealized Gain (Loss) on Investments [Abstract]
Number of Debt Securities Held Unrealized Losses Less Than Twelve Months	14
Asset-backed Securities [Member]
Unrealized Gain (Loss) on Investments [Abstract]
Number of Debt Securities Held Unrealized Losses More Than Twelve Months	3	3
Corporate securities [Member]
Unrealized Gain (Loss) on Investments [Abstract]
Number of Debt Securities Held Unrealized Losses More Than Twelve Months		1
Collateralized Mortgage Obligations [Member]
Unrealized Gain (Loss) on Investments [Abstract]
Number of Debt Securities Held Unrealized Losses Less Than Twelve Months		3